UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07850

PNC Advantage Funds

(Exact name of registrant as specified in charter)

Two Hopkins Plaza

Baltimore, MD 21201

(Address of principal executive offices) (Zip code)

John M. Loder, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-364-4890

Date of fiscal year end: May 31

Date of reporting period: February 29, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

PNC Advantage Institutional Government Money Market Fund

SCHEDULE OF INVESTMENTS

February 29, 2012 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 52.8%
Federal Farm Credit Bank — 16.1%
Federal Farm Credit Bank
0.240%, 06/13/12	$900	$900
Federal Farm Credit Bank (FRN)
0.284%, 04/12/12	900	900
0.236%, 04/12/12	1,000	1,000
0.500%, 05/02/12	1,450	1,451
0.166%, 05/14/12	900	900
0.225%, 05/23/12	1,000	1,000
0.200%, 06/04/12	600	600
0.176%, 06/19/12	600	600
0.200%, 06/27/12	800	800
0.290%, 07/13/12	1,000	1,000
0.228%, 07/16/12	675	675
0.186%, 07/27/12	500	500
0.230%, 08/17/12	600	600
0.281%, 09/07/12	1,000	1,001
0.276%, 09/20/12	1,630	1,631
0.274%, 10/12/12	1,000	1,001
0.236%, 03/06/13	1,000	1,000

		15,559

Federal Home Loan Bank — 17.2%
Federal Home Loan Bank
2.250%, 04/13/12	700	702
1.125%, 05/18/12	900	902
5.375%, 06/08/12	1,300	1,318
1.375%, 06/08/12	1,000	1,003
0.250%, 07/20/12	1,000	1,000
0.250%, 07/30/12	500	500
0.220%, 08/22/12	2,000	2,001
0.220%, 09/12/12	450	450
0.180%, 11/14/12	900	900
0.150%, 02/06/13	700	700
Federal Home Loan Bank (DN)
0.080%, 03/28/12	1,900	1,900
0.110%, 05/11/12	1,500	1,500
0.150%, 05/16/12	700	700
0.110%, 06/01/12	1,000	1,000
Federal Home Loan Bank (FRN)
0.230%, 03/20/12	1,000	1,000
0.194%, 10/26/12	1,000	1,000

		16,576

Federal Home Loan Mortgage Corporation — 6.2%
Federal Home Loan Mortgage Corporation
2.125%, 03/23/12	600	601
1.750%, 06/15/12	670	673
1.125%, 07/27/12	1,100	1,104
Federal Home Loan Mortgage Corporation (DN)
0.090%, 04/02/12	900	900
0.060%, 06/05/12	1,000	1,000
0.115%, 06/11/12	960	960
0.060%, 06/25/12	500	500
Federal Home Loan Mortgage Corporation (FRN)
0.234%, 05/11/12	200	200

		5,938

Federal National Mortgage Association — 13.3%
Federal National Mortgage Association
1.080%, 03/30/12	900	901
1.250%, 06/22/12	850	853

	Par (000)	Value (000)
1.125%, 07/30/12	$600	$602
0.625%, 09/24/12	2,100	2,105
Federal National Mortgage Association (DN)
0.070%, 03/05/12	500	500
0.291%, 03/23/12	1,500	1,500
0.075%, 05/02/12	1,000	1,000
0.060%, 06/04/12	1,000	1,000
Federal National Mortgage Association (FRN)
0.234%, 07/26/12	300	300
0.266%, 08/23/12	350	350
0.330%, 09/13/12	1,945	1,947
0.276%, 09/17/12	320	320
0.300%, 12/03/12	1,000	1,001
0.400%, 02/01/13	500	501

		12,880

Total U.S. Government Agency Obligations
(Cost $50,953)		50,953

U.S. TREASURY OBLIGATIONS — 3.6%
U.S. Treasury Bill — 1.5%
0.105%, 06/07/12	1,500	1,499
U.S. Treasury Notes — 2.1%
1.000%, 03/31/12	500	500
0.375%, 10/31/12	1,500	1,503

		2,003

Total U.S. Treasury Obligations
(Cost $3,502)		3,502

	Number of Shares
MONEY MARKET FUND — 0.5%
AIM Government & Agency Portfolio	500,757	501

Total Money Market Fund
(Cost $501)		501

	Par (000)
REPURCHASE AGREEMENTS — 43.0%
Deutsche Bank Securities, Inc.
0.200% (dated 02/29/12, due 03/01/12, repurchase price $14,000,078, collateralized by Federal National Mortgage Association Bond, 5.000%, due 12/01/17, total value $14,280,000)	14,000	14,000
Merrill Lynch Pierce Fenner and Smith, Inc.
0.200% (dated 02/29/12, due 03/01/12, repurchase price $14,000,066, collateralized by Federal National Mortgage Association Bond, 4.000%, due 10/01/41, total value $12,280,001)	14,000	14,000

See Notes to Schedules of Investments

PNC Advantage Institutional Government Money Market Fund

SCHEDULE OF INVESTMENTS

February 29, 2012 (Unaudited)

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — continued
UBS Securities LLC
0.170% (dated 02/29/12, due 03/01/12, repurchase price $13,478,075, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 3.000% to 7.000%, due 10/01/14 to 02/01/42, total value $13,747,560)	$13,478	$13,478

Total Repurchase Agreements
(Cost $41,478)		41,478

TOTAL INVESTMENTS — 99.9%
(Cost $96,434)*		96,434

Other Assets & Liabilities — 0.1%		61

TOTAL NET ASSETS — 100.0%		$96,495

*	Also cost for Federal income tax purposes.

Please see Investment Abbreviations and Definitions on Page 9.

See Notes to Schedules of Investments

PNC Advantage Institutional Government Money Market Fund

SCHEDULE OF INVESTMENTS

February 29, 2012 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2012 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 29, 2012 (000)
Money Market Fund	$501	$ –	$–	$ 501
Repurchase Agreements	–	41,478	–	41,478
U.S. Government Agency Obligations	–	50,953	–	50,953
U.S. Treasury Obligations	–	3,502	–	3,502

Total Assets – Investments in Securities	$501	$95,933	$–	$ 96,434

See Notes to Schedules of Investments

PNC Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

February 29, 2012 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 0.8%
Automotive — 0.8%
Ford Credit Auto Lease Trust,
Series 2011-B, Cl A1
0.480%, 11/15/12 144A	$2,185	$2,185
Ford Credit Auto Owner Trust,
Series 2012-A, Cl A1
0.449%, 02/15/13 144A	1,154	1,154
Honda Auto Receivables Owner Trust,
Series 2012-1, Cl A1
0.413%, 03/15/13	1,600	1,600
Hyundai Auto Lease Securitization Trust,
Series 2011-A, Cl A1
0.307%, 08/15/12 144A	936	936
Volkswagen Auto Loan Enhanced Trust,
Series 2012-1, Cl A1
0.439%, 01/22/13	1,409	1,409

		7,284

Total Asset Backed Securities
(Cost $7,284)		7,284

BANK NOTE — 0.8%
Banks — 0.8%
Goldman Sachs Promissory Note
0.840%, 05/01/12 (A)	7,000	7,000

Total Bank Note
(Cost $7,000)		7,000

CERTIFICATES OF DEPOSIT — 8.0%
Banks — 0.9%
Branch Banking & Trust
0.200%, 03/19/12	8,000	8,000

Yankee — 7.1%
Australia & New Zealand Banking Group NY
0.300%, 07/13/12	7,000	7,000
Bank of Montreal CHI
0.110%, 04/12/12	8,000	8,000
0.440%, 05/22/12	9,000	9,000
Bank of Nova Scotia Houston
0.310%, 08/02/12	5,000	5,000
0.320%, 08/06/12	4,500	4,500
Canadian Imperial Bank of Commerce NY
0.464%, 05/04/12	2,000	2,002
Rabobank Nederland NV NY
0.430%, 03/07/12	5,000	5,000
0.500%, 05/29/12	2,000	2,000
Svenska Handelsbanken NY
0.310%, 04/18/12	8,600	8,601
0.285%, 04/30/12	5,000	5,000
0.270%, 05/02/12	6,000	6,000
Westpac Banking NY
0.380%, 05/15/12	3,000	3,001

Total Certificates of Deposit
(Cost $73,104)		73,104

	Par (000)	Value (000)
ASSET BACKED COMMERCIAL PAPER† — 11.0%
Financial Services — 11.0%
Alpine Securitization
0.180%, 03/08/12	$12,000	$12,000
0.170%, 03/20/12	3,000	3,000
0.180%, 03/27/12	2,500	2,500
Chariot Funding LLC
0.130%, 03/22/12	10,000	9,999
0.130%, 03/26/12	3,000	3,000
Fairway Finance LLC
0.150%, 03/26/12	2,000	2,000
FCAR Owner Trust
0.170%, 03/14/12	7,000	6,999
0.220%, 04/09/12	6,000	5,998
Gemini Securitization LLC
0.230%, 03/23/12	8,000	7,999
Jupiter Securitization LLC
0.120%, 03/22/12	5,000	5,000
Liberty Street Funding LLC
0.130%, 03/27/12	8,000	7,999
Straight-A Funding LLC
0.160%, 03/19/12	16,000	15,999
0.190%, 04/24/12	3,000	2,999
Variable Funding Capital
0.180%, 03/12/12	9,000	8,999
0.130%, 03/30/12	6,000	5,999

		100,490

Total Asset Backed Commercial Paper
(Cost $100,490)		100,490

COMMERCIAL PAPER† — 36.3%
Banks — 22.3%
Australia & New Zealand Banking Group
0.450%, 04/05/12	5,000	4,998
0.180%, 05/16/12	1,000	1,000
0.220%, 05/31/12	3,000	2,998
0.350%, 07/17/12	2,000	1,997
Canadian Imperial Holding
0.370%, 05/03/12	8,000	7,995
Commonwealth Bank of Australia
0.180%, 05/31/12	9,275	9,271
0.398%, 06/22/12	8,000	8,000
Deutsche Bank Financial LLC
0.180%, 03/06/12	8,000	8,000
0.190%, 03/09/12	3,000	3,000
0.230%, 03/22/12	7,000	6,999
DnB NOR ASA
0.220%, 03/19/12	5,000	5,000
0.320%, 04/16/12	4,500	4,498
0.440%, 04/16/12	8,000	7,996
HSBC USA
0.260%, 04/23/12	13,000	12,995
0.260%, 04/30/12	4,000	3,998
0.250%, 05/07/12	2,680	2,679
JPMorgan Chase
0.300%, 07/26/12	9,000	8,989
National Australia Funding Delaware
0.300%, 05/01/12	6,500	6,498
0.300%, 05/01/12	7,000	6,996
0.270%, 06/05/12	6,000	5,996
Nordea North America
0.420%, 04/05/12	1,800	1,799

See Notes to Schedules of Investments

PNC Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

February 29, 2012 (Unaudited)

	Par (000)	Value (000)
COMMERCIAL PAPER† — continued
Banks — continued
0.300%, 04/10/12	$8,000	$7,997
0.300%, 04/17/12	5,000	4,998
0.330%, 05/17/12	3,000	2,998
Rabobank USA Financial
0.450%, 04/04/12	8,000	7,997
Standard Chartered Bank
0.360%, 03/13/12	8,000	7,999
0.360%, 03/19/12	9,000	8,998
Toronto Dominion Holdings USA
0.180%, 04/12/12	10,000	9,998
0.380%, 05/03/12	8,000	7,995
UOB Funding LLC
0.300%, 04/09/12	9,000	8,997
Westpac Banking
0.310%, 03/01/12	8,000	8,000
0.370%, 08/03/12	5,500	5,491

		203,170

Financial Services — 7.0%
American Honda Finance
0.150%, 04/18/12	2,500	2,499
General Electric Capital Services
0.160%, 03/06/12	4,000	4,000
0.290%, 03/14/12	9,000	8,999
0.170%, 05/10/12	4,000	3,999
PACCAR Financial
0.090%, 03/05/12	10,200	10,200
0.130%, 04/27/12	5,000	4,999
0.150%, 05/14/12	2,800	2,799
Toyota Motor Credit
0.150%, 04/16/12	4,500	4,499
0.190%, 05/29/12	13,000	12,994
UBS Finance Delaware LLC
0.110%, 03/02/12	2,000	2,000
0.100%, 03/23/12	7,000	7,000

		63,988

Food, Beverage & Tobacco — 2.0%
Coca-Cola
0.160%, 03/07/12	5,000	5,000
0.120%, 04/30/12	3,700	3,699
0.170%, 05/18/12	9,000	8,997

		17,696

Healthcare — 0.7%
Ascension Health Alliance
0.150%, 03/29/12	3,053	3,053
0.159%, 03/29/12	444	444
Catholic Health Initiatives
0.250%, 03/27/12	2,900	2,900

		6,397

Insurance — 2.2%
Metlife Funding
0.110%, 03/12/12	3,000	3,000
Metlife Funding Short Term Funding
0.270%, 03/06/12	17,000	16,999

		19,999

	Par (000)	Value (000)
Sovereign Agency — 2.1%
Kreditansalt Fur Wiederaufbau
International Finance (Germany)
0.220%, 04/05/12	$9,500	$9,498
0.240%, 04/26/12	9,500	9,496

		18,994

Total Commercial Paper
(Cost $330,244)		330,244

CORPORATE BOND — 0.4%
Banks — 0.4%
Wells Fargo
5.250%, 10/23/12	3,500	3,599

Total Corporate Bond
(Cost $3,599)		3,599

FUNDING AGREEMENT — 1.2%
New York Life Funding Agreement (FRN)
0.601%, 06/15/12 (A)	11,000	11,000

Total Funding Agreement
(Cost $11,000)		11,000

MUNICIPAL SECURITIES — 13.7%
Connecticut — 1.1%
Connecticut Health & Educational Facility Authority, Yale University (RB) Series X-2 (VRDN) 0.110%, 03/07/12	10,000	10,000

Massachusetts — 1.0%
Massachusetts Health & Educational Facilities Authority, Harvard University (RB) Series Y (VRDN) 0.100%, 03/07/12	9,000	9,000

Mississippi — 1.9%
Mississippi Business Finance Corporation, Chevron USA Inc. Project (RB) Series C (VRDN) 0.090%, 03/07/12	6,000	6,000
Mississippi Business Finance Corporation,
Chevron USA Inc. Project (RB) Series E (VRDN) 0.130%, 03/01/12	11,000	11,000

		17,000

Ohio — 4.2%
Ohio State (GO) Series B (VRDN)
0.110%, 03/07/12	11,300	11,300
Ohio State Common Schools (GO)
Series B (VRDN)
0.110%, 03/07/12	4,465	4,465
Ohio State Higher Educational Facility Commission, Cleveland Clinic Health System (RB) Series B-4 (VRDN) 0.090%, 03/01/12	6,300	6,300
Ohio State University General Receipts (RB)
Series B (VRDN)
0.120%, 03/07/12	16,020	16,020

		38,085

See Notes to Schedules of Investments

PNC Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

February 29, 2012 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Texas — 4.3%
Houston Higher Education Finance, Rice University Project (RB) Series A (VRDN) 0.130%, 03/01/12	$4,100	$4,100
Houston Higher Education Finance, Rice University Project (RB) Series B (VRDN) 0.070%, 03/01/12	8,100	8,100
Red River Education Financing Corporation, Texas Christian University Project (RB) (VRDN) 0.140%, 03/07/12	14,500	14,500
University of Texas System (RB) Series B (VRDN)
0.090%, 03/07/12	13,000	13,000

		39,700

Virginia — 1.2%
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute
(RB) Series E (VRDN)
0.110%, 03/07/12	5,100	5,100
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute
(RB) Series F (VRDN)
0.110%, 03/07/12	5,700	5,700

		10,800

Total Municipal Securities
(Cost $124,585)		124,585

U.S. TREASURY OBLIGATIONS — 3.9%
U.S. Treasury Notes — 3.9%
1.375%, 09/15/12	7,000	7,047
1.000%, 03/31/12	9,000	9,005
0.750%, 05/31/12	10,000	10,016
0.375%, 10/31/12	9,500	9,517

Total U.S. Treasury Obligations
(Cost $35,585)		35,585
AFFILIATED MONEY MARKET FUND — 5.0%
BlackRock Liquidity Funds TempFund
Portfolio††	45,500,000	45,500

Total Affiliated Money Market Fund
(Cost $45,500)		45,500

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — 18.2%
Deutsche Bank Securities, Inc.

0.200% (dated 02/29/12, due 03/01/12, repurchase price $36,000,200, collateralized by Federal Home Loan Mortgage Corporation Bond, 5.000%, due 03/01/38, total value $36,720,000)	$36,000	$36,000

Goldman Sachs & Co.
0.180% (dated 02/29/12, due 03/01/12, repurchase price $26,000,130, collateralized by Government National Mortgage Association Bonds, 3.500% to 14.000%, due 04/15/12 to 11/15/41, total value $26,520,000)	26,000	26,000
0.190% (dated 02/29/12, due 03/01/12, repurchase price $7,000,037, collateralized by Bank of America Corporation Note (TLGP) (FDIC), 3.125%, due 06/15/12, total value $7,140,000)	7,000	7,000

HSBC Securities USA

0.190% (dated 02/29/12, due 03/01/12, repurchase price $30,000,158, collateralized by Federal National Mortgage Association Bonds, 4.500%, due 05/01/40 to 09/01/41, total value $30,602,345)	30,000	30,000

Merrill Lynch Pierce Fenner and Smith, Inc.

0.170% (dated 02/29/12, due 03/01/12, repurchase price $23,000,109, collateralized by Federal Home Loan Mortgage Corporation Bond, 4.500%, due 01/01/40, total value $23,460,000)	23,000	23,000

RBS Securities, Inc.

0.150% (dated 02/29/12, due 03/01/12, repurchase price $14,000,058, collateralized by U.S. Treasury Note, 1.500%, due 07/31/16,total value $14,281,344)	14,000	14,000

UBS Securities LLC

0.200% (dated 02/29/12, due 03/01/12, repurchase price $30,000,167, collateralized by Federal Home Loan Mortgage Corporation Bonds, 2.411% to 7.000%, due 11/01/14 to 07/01/41, total value $30,600,000)	30,000	30,000

Total Repurchase Agreements (Cost $166,000)		166,000

TOTAL INVESTMENTS — 99.3% (Cost $904,391)*		904,391

Other Assets & Liabilities — 0.7%		6,075

TOTAL NET ASSETS — 100.0%		$910,466

See Notes to Schedules of Investments

PNC Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

February 29, 2012 (Unaudited)

*	Also cost for Federal income tax purposes.

† The rate shown is the effective yield at purchase date.

†† See Note 2 in Notes to Schedules of Investments.

(A)	Illiquid Security. Total value of illiquid securities is $18,000 (000) and represents 2.0% of net assets as of February 29, 2012.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $4,275 (000) and represents 0.5% of net assets as of February 29, 2012.

Please see Investment Abbreviations and Definitions on Page 9.

See Notes to Schedules of Investments

PNC Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

February 29, 2012 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2012 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 29, 2012 (000)
Affiliated Money Market Fund	$45,500	$ –	$–	$ 45,500
Asset Backed Commercial Paper	–	100,490	–	100,490
Asset Backed Securities	–	7,284	–	7,284
Bank Note	–	7,000	–	7,000
Certificates of Deposit	–	73,104	–	73,104
Commercial Paper	–	330,244	–	330,244
Corporate Bond	–	3,599	–	3,599
Funding Agreement	–	11,000	–	11,000
Municipal Securities	–	124,585	–	124,585
Repurchase Agreements	–	166,000	–	166,000
U.S. Treasury Obligations	–	35,585	–	35,585

Total Assets – Investments in Securities	$45,500	$858,891	$–	$904,391

See Notes to Schedules of Investments

PNC Advantage Institutional Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

February 29, 2012 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 31.5%
U.S. Treasury Bills† — 14.7%
0.235%, 03/08/12	$500	$500
0.205%, 04/05/12	750	750
0.018%, 04/12/12	2,000	2,000
0.088%, 04/19/12	2,000	2,000
0.160%, 05/03/12	650	650
0.044%, 05/17/12	2,000	2,000
0.061%, 05/24/12	1,000	1,000
0.175%, 05/31/12	400	400
0.105%, 06/07/12	500	500
0.056%, 06/28/12	2,000	1,999
0.103%, 07/19/12	1,500	1,499
0.102%, 07/26/12	1,500	1,499
0.095%, 08/23/12	2,300	2,299

		17,096

U.S. Treasury Notes — 16.8%
1.375%, 03/15/12	2,000	2,001
1.000%, 03/31/12	1,400	1,401
1.000%, 04/30/12	2,000	2,003
1.875%, 06/15/12	2,000	2,010
0.625%, 06/30/12	2,000	2,004
1.500%, 07/15/12	1,500	1,508
0.625%, 07/31/12	1,500	1,503
1.375%, 09/15/12	1,000	1,009
1.375%, 10/15/12	2,000	2,018
0.375%, 10/31/12	1,000	1,001
0.500%, 11/30/12	1,500	1,504
0.625%, 12/31/12	1,500	1,506

		19,468

Total U.S. Treasury Obligations
(Cost $36,564)		36,564

	Number of Shares
MONEY MARKET FUND — 2.2%
Federated U.S. Treasury Cash Reserve Money Market Fund	2,617,192	2,617

Total Money Market Fund
(Cost $2,617)		2,617

	Par (000)
REPURCHASE AGREEMENTS — 66.2%

Deutsche Bank Securities, Inc.
0.170% (dated 02/29/12, due 03/01/12, repurchase price $18,000,085, collateralized by U.S. Treasury Note, 0.250%, due 02/28/14,total value $18,360,050)	18,000	18,000

Goldman Sachs & Co.
0.100% (dated 02/29/12, due 03/01/12, repurchase price $5,000,014, collateralized by U.S. Treasury Note, 4.625%, due 07/31/12, total value $5,100,007)	5,000	5,000

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — 66.2%

HSBC Securities USA
0.150% (dated 02/29/12, due 03/01/12, repurchase price $18,000,075, collateralized by U.S. Treasury Bills, 0.000%, due 07/19/12 to 02/07/13, total value $18,360,566)	$18,000	$18,000

Merrill Lynch Pierce Fenner and Smith, Inc.
0.140% (dated 02/29/12, due 03/01/12, repurchase price $16,000,062, collateralized by U.S. Treasury Note, 0.000%, due 09/20/12, total value $16,320,077)	16,000	16,000

UBS Securities LLC
0.140% (dated 02/29/12, due 03/01/12, repurchase price $19,742,077, collateralized by U.S. Treasury Bond, 3.125%, due 02/15/42, total value $20,136,841)	19,742	19,742

Total Repurchase Agreements
(Cost $76,742)		76,742

TOTAL INVESTMENTS — 99.9%
(Cost $115,923)*		115,923

Other Assets & Liabilities — 0.1%		62

TOTAL NET ASSETS — 100.0%		$115,985

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.

Please see Investment Abbreviations and Definitions on Page 9.

See Notes to Schedules of Investments

PNC Advantage Institutional Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

February 29, 2012 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2012 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 29, 2012 (000)
Money Market Fund	$2,617	$ –	$–	$ 2,617
Repurchase Agreements	–	76,742	–	76,742
U.S. Treasury Obligations	–	36,564	–	36,564

Total Assets – Investments in Securities	$2,617	$113,306	$–	$115,923

See Notes to Schedules of Investments

PNC Advantage Funds

INVESTMENT ABBREVIATIONS AND DEFINITIONS

February 29, 2012 (Unaudited)

Cl — Class

DN — Discount Note

FDIC — Federal Deposit Insurance Corporation

FRN — Floating Rate Note: the rate shown is the rate in effect on February 29, 2012, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

TECP — Tax Exempt Commercial Paper

TLGP — Temporary Liquidity Guarantee Program

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on February 29, 2012, and the date shown is the next reset or put date.

PNC Advantage Funds

NOTES TO SCHEDULES OF INVESTMENTS

February 29, 2012 (Unaudited)

Fund Organization

PNC Advantage Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers three diversified investment portfolios, the Institutional Government Money Market Fund, the Institutional Money Market Fund and the Institutional Treasury Money Market Fund (individually, a “Fund”, collectively, the “Funds”). Each of the Funds is authorized to issue various classes of shares (individually, a “Class”, collectively, the “Classes”). Each share class is sold without sales charge, represents an interest in the same portfolio of investments of the Funds, and is substantially the same in all respects, except that the Advisor and Service Shares are subject to a shareholder services fee.

1. Significant Accounting Policies

The following is the summary of significant accounting policies followed by the Funds.

Investment Valuation

The investments of the Funds, other than investments in other money market funds and repurchase agreements, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board of Trustees of the Trust (the “Board”). No such investments held on February 29, 2012 were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day. The Financial Accounting Standards Board (“FASB”) statement “Fair Value Measurements and Disclosures” defines fair value as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

•	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Investment Companies – investments in open-end mutual funds which are valued at their closing net asset value.

•	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, observable correlated market inputs.

Fixed Income Securities – Pricing service-supplied valuations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading factors, indications of value from dealers or other financial institutions that trade the securities; short term obligations valued at amortized cost; repurchase agreements; or, the use of multiple broker quoted prices or indications of value.

•	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments.

Fixed Income Securities – single broker quotes in the form of an indication of value; or, pricing utilizing standard inputs which are considered unobservable.

Each Fund recognizes transfers into and out of levels at the end of the reporting period. The Funds did not have any significant transfers between Level 1 and Level 2 during the period ended February 29, 2012.

PNC Advantage Funds

NOTES TO SCHEDULES OF INVESTMENTS

February 29, 2012 (Unaudited)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of February 29, 2012 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions

Investment transactions are recorded on a trade date basis for financial statement preparation purposes.

Repurchase Agreements

The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from financial institutions such as banks and broker-dealers, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

2. Affiliated Fund

The PNC Financial Services Group, Inc., the indirect parent company of PNC Capital Advisors, LLC, the investment adviser (the “Adviser”) to the Trust, owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds are considered affiliates of the Adviser. The Institutional Money Market Fund invests in the BlackRock Liquidity Funds TempFund Portfolio, details of which are included in the Fund’s Schedules of Investments. The net purchases of BlackRock Funds for the period ended February 29, 2012 were $2,437,000.

Details of affiliated holdings at February 29, 2012 are included in the respective Fund’s Schedule of Investments.

3. Market and Credit Risk

Each of the Funds may invest up to 5% of net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, and third party insurance.

4. Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PNC Advantage Funds

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date 4/24/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date 4/24/12

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer
(principal financial officer)

Date 4/24/12

*	Print the name and title of each signing officer under his or her signature.